DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 19,339,867	$ 19,828,103
Derivative Asset	262,880
Derivative Liability	(270,027)	$ (357,698)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Accrued interest and other assets
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	18,339,867	$ 19,828,103
Derivative Asset	262,880	357,698
Derivative Liability	(263,131)	(357,698)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,000,000	0
Derivative Asset	0	0
Derivative Liability	(6,896)	0
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,172,714	2,206,351
Derivative Asset	104,092	147,759
Derivative Liability	(13,232)	(5,057)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,172,714	2,206,351
Derivative Asset	13,232	5,057
Derivative Liability	(104,343)	(147,759)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	6,972,870	7,681,006
Derivative Asset	60,825	93,804
Derivative Liability	(84,731)	(111,078)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	7,021,569	7,734,395
Derivative Asset	84,731	111,078
Derivative Liability	$ (60,825)	$ (93,804)
Cash Flow Hedging | Interest Rate Floor | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,000,000
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,000,000	$ 0
Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 2,200,000	$ 2,200,000
Derivative [Member] | Foreign Exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 7,000,000	$ 7,700,000